Xtrackers MSCI Emerging Markets Hedged Equity ETF Annual Fund Operating Expenses - Xtrackers MSCI Emerging Markets Hedged Equity ETF - Xtrackers MSCI Emerging Markets Hedged Equity ETF	May 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Other Expenses (as a percentage of Assets):	0.01%	[1]
Expenses (as a percentage of Assets)	0.66%

[1]	Other Expenses include interest expense of 0.01%.